Investment Objectives and Goals - Preferred Securities and Income SMA Shares	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Cohen & Steers Preferred Securities and Income SMA Shares, Inc.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of Cohen & Steers Preferred Securities and Income SMA Shares, Inc. (the “Fund”) is to seek total return (high current income and capital appreciation).